GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Goodwill [Roll Forward]
Beginning Balance	$ 5,366	$ 5,352
Other	6	(3)
Other		17
Ending Balance	5,372	5,366
Communication Systems
Goodwill [Roll Forward]
Beginning Balance	785	781
Other	0	2
Other		2
Ending Balance	785	785
Electronic Systems
Goodwill [Roll Forward]
Beginning Balance	3,104	3,093
Other	3	(4)
Other		15
Ending Balance	3,107	3,104
Space and Intelligence Systems
Goodwill [Roll Forward]
Beginning Balance	1,477	1,478
Other	3	(1)
Other		0
Ending Balance	$ 1,480	$ 1,477